Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
	Stock Options	Grant Date Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	($ in thousands)
Outstanding at January 1, 2019	1,013,826	$0.68
Granted	65,000	0.79
Exercised	(1,250)	0.94
Forfeited	(300,863)	0.96
Outstanding at December 31, 2019	776,713	0.68
Granted	140,000	0.79
Forfeited	(18,750)	0.94
Outstanding at December 31, 2020	897,963	$0.98	1.9	$2,129
Exercisable at December 31, 2020	761,170	$1.01	1.6	$1,791

Schedule of the summary of fair value using the Black-Scholes option pricing model
	2020	2019
Weighted average grant-date fair value per option granted	$0.79	$0.79
Expected option term	3.3 years	3.3 years
Expected volatility factor	90.5%	98.1%
Risk-free interest rate	1.5%	1.6%
Expected annual dividend yield	—	—%